Loan Receivable (Tables)	6 Months Ended
Jun. 30, 2023
Loan Receivable [Abstract]
Schedule of Loan Receivable
	June 30, 2023	December 31, 2022
Loan to Cellen Life Sciences Limited	$506,460	$483,588